CONSOLIDATED FINANCIAL STATEMENTS DETAILS	12 Months Ended
Dec. 31, 2023
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
CONSOLIDATED FINANCIAL STATEMENTS DETAILS

4. CONSOLIDATED FINANCIAL STATEMENTS DETAILS

Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2022 and 2023 consisted of the following:

	2022	2023	2023
	RUB	RUB	$
Cash	48,682	70,399	784.9
Cash equivalents:
Bank deposits	34,346	26,044	290.4
Other cash equivalents	103	76	0.9
Total cash and cash equivalents	83,131	96,519	1,076.2

Current expected credit losses for cash and cash equivalents, funds receivable and other financial assets were immaterial for the year ended December 31, 2023. All of the Group’s cash is held at financial institutions that management believes to be of high credit quality.

Allowance for current expected credit losses on trade receivables and net investment in the lease

Movements in the allowance for current expected credit losses on trade receivables for the years ended December 31, 2022 and 2023 were as follows:

	2022	2023	2023
	RUB	RUB	$
Balance at beginning of period	2,716	4,169	46.5
Current period provision for expected credit losses	2,114	2,565	28.6
Write-off	(617)	(1,571)	(17.5)
Foreign exchange difference	(44)	285	3.2
Balance at the end of the period	4,169	5,448	60.8

As of December 31, 2023, the Group has no net investment in the lease with past due status and, the period since origination of the leases is less than one year. The entire amount of net investment in the lease is subject to credit risk estimated on a portfolio basis of contracts with similar risk exposure. No significant expected credit loss was recognized as of December 31, 2023.

Other Current Assets

Other current assets as of December 31, 2022 and 2023 consisted of the following:

	2022	2023	2023
	RUB	RUB	$
Other receivables	7,588	6,644	74.1
Net investment in the lease	455	3,591	40.0
Prepaid income tax	3,328	2,842	31.7
Bank deposits and loans to customers	36	1,995	22.2
Contract assets	1,456	1,976	22.0
Loans granted to employees	1,333	1,831	20.4
Loans granted to third parties	986	1,553	17.3
Investments in debt securities	305	958	10.7
Restricted cash	643	451	5.0
Loans granted to related parties	3	—	—
Other	838	1,343	15.0
Total other current assets	16,971	23,184	258.4

The accrued interest receivable is excluded from the amortized cost basis of financing receivables. The Group did not write-off any accrued interest receivable during the years ended December 31, 2022 and 2023.

Other Non-current Assets

Other non-current assets as of December 31, 2022 and 2023 consisted of the following:

	2022	2023	2023
	RUB	RUB	$
Net investment in the lease	979	8,760	97.7
Loans granted to employees	6,187	8,328	92.9
Security deposits	2,841	3,051	34.0
Loans granted to third parties	301	2,260	25.2
Contract assets	1,292	1,502	16.7
Prepaid expenses	1,157	1,445	16.1
Investments in debt securities	—	955	10.6
Indemnification assets	1,031	918	10.2
Restricted cash	666	900	10.0
Loans granted to related parties	35	—	—
Other	788	1,616	18.1
Total other non-current assets	15,277	29,735	331.5

The loans granted to third parties, current and non-current as of December 31, 2023 represent RUB denominated loans bearing interest of 3%-15% which are expected to be fully repaid in 2024–2026, along with accrued interest.

Accounts Payable, Accrued and Other Liabilities

Accounts payable, accrued and other liabilities as of December 31, 2022 and 2023 comprised the following:

	2022	2023	2023
	RUB	RUB	$
Trade accounts payable and accrued liabilities	72,635	111,621	1,244.5
Salary and other compensation expenses payable/accrued to employees	11,424	22,992	256.4
Liabilities under the reverse factoring programs	20,702	19,850	221.3
Bank deposits and liabilities	578	19,573	218.2
Operating lease liabilities, current (Note 8)	10,963	9,797	109.2
Content liabilities	3,353	5,485	61.2
Finance lease liability, current (Note 8)	2,788	4,097	45.7
Accounts payable for acquisition of businesses	373	33	0.3
Accounts payable, accrued and other liabilities	122,816	193,448	2,156.8

Interest income

The following table presents the components of interest income for the years ended December 31, 2021, 2022 and 2023:

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Bank deposits	3,720	3,749	4,261	47.5
Other	895	974	1,376	15.4
Total interest income	4,615	4,723	5,637	62.9

Other Income/(Loss), Net

Other income/(loss), net includes foreign exchange gains in the amount of RUB 235, RUB 9,393 and RUB 22,852 ($254.8) for the years ended December 31, 2021, 2022 and 2023, respectively.

Income and non-income taxes payable

The income and non-income taxes payable line of consolidated balance sheets includes income taxes payable in the amount of RUB 2,511 and RUB 2,864 ($31.9) as of December 31, 2022 and 2023, respectively.

Revenues

Revenues in the consolidated statements of operations include revenues related to sales of goods in the amount of RUB 55,910, RUB 91,998 and RUB 142,060 ($1,583.9) for the years ended December 31, 2021, 2022 and 2023 respectively.

Reallocations of Accumulated Other Comprehensive Income

The Group adjusted the carrying amount of accumulated other comprehensive income by RUB 1,646 for the year ended December 31, 2023, reflecting the acquisition of Uber's remaining interest in MLU B.V. (Note 3). There were no reallocations in the years ended December 31, 2021 and 2022.